UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-8721

Name of Fund:  Merrill Lynch Global Technology Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch Global Technology Fund, Inc., 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


Merrill Lynch Global Technology Fund, Inc.

Schedule of Investments as of December 31, 2004                                                           (in U.S. dollars)

Country           Industry++                 Shares Held    Common Stocks                                             Value
Bermuda - 1.0%    Semiconductors &               113,900  + Marvell Technology Group Ltd.*                    $   4,040,033
                  Semiconductor
                  Equipment - 1.0%

                                                            Total Common Stocks in Bermuda                        4,040,033


Canada - 2.3%     Communications                 150,550  + Sierra Wireless                                       2,661,724
                  Equipment - 0.6%

                  Electronic Equipment            75,300  + Celestica, Inc. (c)                                   1,062,483
                  & Instruments - 0.3%

                  Internet Software &            294,200  + Open Text Corp.                                       5,898,710
                  Services - 1.4%

                                                            Total Common Stocks in Canada                         9,622,917


Finland - 3.5%    Communications                 920,800    Nokia OYJ*                                           14,428,936
                  Equipment - 3.5%

                                                            Total Common Stocks in Finland                       14,428,936


France - 1.4%     Communications                 141,800  + Alcatel SA*                                           2,216,334
                  Equipment - 0.5%

                  Software - 0.9%                146,200  + Business Objects SA* (c)                              3,704,708

                                                            Total Common Stocks in France                         5,921,042


Germany - 1.1%    Software - 1.1%                101,000    SAP AG*                                               4,465,210

                                                            Total Common Stocks in Germany                        4,465,210


Israel - 2.4%     Software - 2.4%                401,400  + Check Point Software Technologies (c)                 9,886,482

                                                            Total Common Stocks in Israel                         9,886,482


Japan - 1.8%      Electrical                     888,000    Fujikura Ltd.                                         4,090,329
                  Equipment - 1.0%

                  Household                      221,000    Sharp Corp.                                           3,608,207
                  Durables - 0.8%

                                                            Total Common Stocks in Japan                          7,698,536


Singapore - 1.3%  Electronic Equipment &         379,200  + Flextronics International Ltd.                        5,240,544
                  Instruments - 1.3%

                                                            Total Common Stocks in Singapore                      5,240,544


South             Household Durables - 0.8%       55,300    LG Electronics, Inc.                                  3,424,198
Korea - 3.3%
                  Semiconductors &                24,400    Samsung Electronics Co., Ltd.                        10,618,431
                  Semiconductor
                  Equipment - 2.5%

                                                            Total Common Stocks in South Korea                   14,042,629


Taiwan - 1.6%     Electronic Equipment &         300,900    AU Optronics Corp.*                                   4,308,888
                  Instruments - 1.0%

                  Semiconductors &               673,700  + United Microelectronics Corp.*                        2,378,161
                  Semiconductor
                  Equipment - 0.6%

                                                            Total Common Stocks in Taiwan                         6,687,049


United            Communications                 224,400    Adtran, Inc.                                          4,295,016
States - 77.6%    Equipment - 14.2%              300,500  + Andrew Corp. (c)                                      4,095,815
                                                 518,700  + Arris Group, Inc.                                     3,651,648
                                                 307,800  + Avaya, Inc. (c)                                       5,294,160
                                                 422,900  +Cisco Systems, Inc.                                    8,161,970
                                                 865,800  + Corning, Inc. (c)                                    10,190,466
                                                 232,500  + Ditech Communications Corp.                           3,475,875
                                               2,072,100  + Lucent Technologies, Inc. (c)                         7,791,096
                                                 136,100    Motorola, Inc.                                        2,340,920
                                                 228,400  + Netgear, Inc.                                         4,154,596
                                                 167,200    Scientific-Atlanta, Inc.                              5,519,272
                                                                                                              -------------
                                                                                                                 58,970,834

                  Computers &                     41,100  + Avid Technology, Inc.                                 2,537,925
                  Peripherals - 16.1%            292,100  + Dell, Inc.                                           12,309,094
                                                 283,800  + Dot Hill Systems Corp.                                2,224,992
                                                 906,900  + EMC Corp.                                            13,485,603
                                                 174,100  + Electronics for Imaging                               3,031,081
                                                  85,900    International Business Machines Corp.                 8,468,022
                                                  71,400  + Lexmark International, Inc. Class A                   6,069,000
                                                  87,200  + QLogic Corp. (c)                                      3,202,856
                                                 181,100  + Sandisk Corp.                                         4,522,067
                                                 397,600    Seagate Technology                                    6,866,552
                                                 651,300  + Sun Microsystems, Inc.                                3,503,994
                                                  20,300  + Synaptics, Inc.                                         620,774
                                                                                                              -------------
                                                                                                                 66,841,960

                  Electronic Equipment &          28,700    CDW Corp.                                             1,904,245
                  Instruments - 2.0%              40,700  + Cogent, Inc.                                          1,343,100
                                                   6,960  + Digital Theater Systems, Inc.                           140,105
                                                 246,600  + Merix Corp.                                           2,840,832
                                                 133,400  + Xyratex Ltd.                                          2,198,432
                                                                                                              -------------
                                                                                                                  8,426,714

                  IT Services - 5.7%             190,500    Automatic Data Processing, Inc.                       8,448,675
                                                  64,000  + Euronet Worldwide, Inc. (c)                           1,665,280
                                                 118,900    First Data Corp.                                      5,058,006
                                                 247,000    Paychex, Inc. (c)                                     8,417,760
                                                                                                              -------------
                                                                                                                 23,589,721

                  Internet & Catalog             177,900  + Amazon.Com, Inc. (c)                                  7,879,191
                  Retail - 4.0%                  322,700  + IAC/InterActiveCorp (c)                               8,912,974
                                                                                                              -------------
                                                                                                                 16,792,165

                  Internet Software &            179,000  + Aladdin Knowledge Systems                             4,430,250
                  Services - 7.9%                447,000  + Ask Jeeves (c)                                       11,957,250
                                                 228,700  + FindWhat.com (c)                                      4,054,851
                                                  66,700  + Infospace, Inc. (c)                                   3,171,585
                                                 209,925  + Matrixone, Inc.                                       1,375,009
                                                 375,200  + SupportSoft, Inc.                                     2,498,832
                                                 750,500  + webMethods, Inc.                                      5,411,105
                                                                                                              -------------
                                                                                                                 32,898,882

                  Media - 1.2%                   262,500  + Sirius Satellite Radio, Inc.                          2,008,125
                                                 160,700  + Time Warner, Inc.                                     3,124,008
                                                                                                              -------------
                                                                                                                  5,132,133

                  Semiconductors &               199,600  + Advanced Micro Devices, Inc.                          4,395,192
                  Semiconductor                  187,200  + Altera Corp.                                          3,875,040
                  Equipment - 12.6%              675,100  + Applied Micro Circuits Corp.                          2,842,171
                                                 269,300  + Broadcom Corp. Class A                                8,693,004
                                               1,451,600  + Conexant Systems, Inc. (c)                            2,888,684
                                                  47,000  + Formfactor, Inc.                                      1,275,580
                                                 700,100    Intel Corp.                                          16,375,339
                                                 299,600    Intersil Corp. Class A                                5,015,304
                                                 112,800    Maxim Integrated Products, Inc.                       4,781,592
                                                  49,000  + Portalplayer, Inc.                                    1,209,320
                                                  32,300  + Silicon Laboratories, Inc.                            1,140,513
                                                                                                              -------------
                                                                                                                 52,491,739

                  Software - 12.5%               116,800  + Amdocs Ltd.                                           3,066,000
                                                 292,100  + BEA Systems, Inc. (c)                                 2,588,006
                                                 365,300  + Cadence Design Systems, Inc. (c)                      5,044,793
                                                   5,323    Computer Associates International, Inc.                 165,333
                                                  87,109  + Intellisync Corp.                                       177,702
                                                 148,500  + Jamdat Mobile, Inc.                                   3,066,525
                                                 931,100    Microsoft Corp.                                      24,869,681
                                                 413,700  + Oracle Corp.                                          5,675,964
                                                 420,700  + Siebel Systems, Inc.                                  4,417,350
                                                  83,300  + Symantec Corp.                                        2,145,808
                                                  30,000  + Veritas Software Corp.                                  856,500
                                                                                                              -------------
                                                                                                                 52,073,662

                  Wireless Telecommunication     187,300  + Nextel Communications, Inc. Class A                   5,619,000
                  Services - 1.4%

                                                            Total Common Stocks in the United States            322,836,810

                                                            Total Investments in Common Stocks
                                                            (Cost - $399,500,022) - 97.3%                       404,870,188


                                                            Warrants(d)
United            Communications                 120,379    Lucent Technologies, Inc.                               190,199
States - 0.0%     Equipment - 0.0%


                                                            Total Investments in Warrants
                                                            (Cost - $199,829) - 0.0%                                190,199


                                                    Face
                                                  Amount    Short-Term Securities
                  U.S. Government                           U.S. Treasury Bills:
                  Obligations - 1.0%        $    115,000        1.673% due 1/13/2005                                114,944
                                               4,100,000        1.78% due 2/24/2005                               4,088,290
                                                                                                              -------------
                                                                                                                  4,203,234



                                              Beneficial
                                                Interest
                                         $    14,038,032    Merrill Lynch Liquidity Series, LLC Cash
                                                            Sweep Series I (a)                                   14,038,032
                                              77,765,700    Merrill Lynch Liquidity Series, LLC Money
                                                            Market Series (a)(b)                                 77,765,700
                                                                                                              -------------
                                                                                                                 91,803,732

                                                            Total Investments in Short-Term Securities
                                                            (Cost - $96,005,506) - 23.1%                         96,006,966


                                               Number of
                  Options                      Contracts    Options Purchased
                  Put Options                      1,996    Advanced Micro Devices, Inc., expiring
                  Purchased - 0.1%                          January 2005 at USD 17.5, Broker Morgan Stanley           9,980
                                                   2,422    Broadcom Corp. Class A, expiring February 2005
                                                            at USD 30, Broker Deutsche Bank A.G.                    242,200

                                                            Total Options Purchased
                                                            (Premiums Paid - $648,144) - 0.1%                       252,180

                                                            Total Investments
                                                            (Cost - $496,353,501) - 120.5%                      501,319,533


                                                            Options Written
                  Call Options                     1,496    Advanced Micro Devices, Inc., expiring
                  Written - 0.3%                            April 2005 at USD 20, Broker Morgan Stanley           (523,600)
                                                   2,625    Sirius Satellite Radio, Inc., expiring
                                                            January 2006 at USD 7.5,Broker UBS Warburg            (590,625)

                                                            Total Options Written
                                                            (Premiums Received - $385,384) - 0.3%               (1,114,225)

Total Investments, Net of Options Written (Cost - $495,968,117**) - 120.2%                                      500,205,308
Liabilities in Excess of Other Assets - (20.2%)                                                                (84,015,738)
                                                                                                              -------------
Net Assets - 100.0%                                                                                           $ 416,189,570
                                                                                                              =============
  * Depositary Receipts.

 ** The cost and unrealized appreciation/depreciation of investments, net of options written, as of December 31, 2004, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                  $   501,983,914
                                                    ===============
    Gross unrealized appreciation                   $    26,998,678
    Gross unrealized depreciation                      (28,777,284)
                                                    ---------------
    Net unrealized depreciation                     $   (1,778,606)
                                                    ===============

  + Non-income producing security.

 ++ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings indexes or ratings group indexes, and/or as defined by Fund management This defintion may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act
    of 1940) are as follows:

                                                                  Interest/
                                                                   Dividend
    Affiliate                                  Net Activity        Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                $    4,498,468    $   135,590
    Merrill Lynch Liquidity Series,
       LLC Money Market Series                $ (11,647,500)    $    51,188
    Merrill Lynch Premier Institutional
       Fund                                     (29,804,400)    $     3,905


(b) Security was purchased with cash proceeds from securities loans.

(c) Security, or a portion of security, is on loan.


(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.


    Uncovered short sales entered into as of December 31, 2004 were as follows:

    Shares                Issue                         Value

    35,000        Internet Holders Trust           $   (2,494,450)
                                                   ---------------
    Total (Proceeds - $2,094,301)                  $   (2,494,450)
                                                   ===============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Technology Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       Merrill Lynch Global Technology Fund, Inc.


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       Merrill Lynch Global Technology Fund, Inc.


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Global Technology Fund, Inc.


Date: February 24, 2005